UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 5484

Western Asset Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET ZENIX

INCOME FUND INC.

FORM N-Q

JUNE 30, 2008

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited)
June 30, 2008

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 95.2%
CONSUMER DISCRETIONARY — 18.0%
Auto Components — 1.7%
	Allison Transmission Inc.:
$170,000	11.000% due 11/1/15 (a)	$153,000
470,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	408,900
345,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	167,325
	Visteon Corp.:
571,000	12.250% due 12/31/16 (a)	459,655
234,000	Senior Notes, 8.250% due 8/1/10	209,430
	Total Auto Components	1,398,310
Automobiles — 1.5%
105,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	67,200
	General Motors Corp.:
215,000	Notes, 7.200% due 1/15/11	166,088
	Senior Debentures:
250,000	8.250% due 7/15/23	146,875
1,385,000	8.375% due 7/15/33	827,537
	Total Automobiles	1,207,700
Diversified Consumer Services — 0.6%
420,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	388,500
80,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	68,400
	Total Diversified Consumer Services	456,900
Hotels, Restaurants & Leisure — 3.8%
110,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	81,675
310,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	6,200
455,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	366,275
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	156,000
205,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	163,488
190,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	190,000
80,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	52,400
270,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	247,050
430,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	371,950
	MGM MIRAGE Inc.:
255,000	Notes, 6.750% due 9/1/12	230,138
60,000	Senior Notes, 7.500% due 6/1/16	49,650
40,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	31,800
373,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	401,907
35,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	35,175
240,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	206,400
130,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	96,200
	Station Casinos Inc.:
	Senior Notes:
10,000	6.000% due 4/1/12	8,000
425,000	7.750% due 8/15/16	327,250
	Senior Subordinated Notes:
20,000	6.875% due 3/1/16	11,025

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 3.8% (continued)
$25,000	6.625% due 3/15/18	$13,500
	Total Hotels, Restaurants & Leisure	3,046,083
Household Durables — 1.8%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,300
355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	310,625
345,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	359,662
325,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	328,250
435,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.941% due 9/1/12	407,269
	Total Household Durables	1,440,106
Internet & Catalog Retail — 0.1%
130,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	127,725
Media — 6.1%
	Affinion Group Inc.:
90,000	Senior Notes, 10.125% due 10/15/13	90,675
420,000	Senior Subordinated Notes, 11.500% due 10/15/15	421,050
1,513,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,129,076
169,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	153,367
140,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	102,200
110,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	80,300
480,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	495,600
230,000	CMP Susquehanna Corp., 9.875% due 5/15/14	162,150
	CSC Holdings Inc., Senior Notes:
225,000	8.125% due 7/15/09	227,250
130,000	6.750% due 4/15/12	122,850
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	220,210
110,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	113,850
105,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15 (a)	102,638
735,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	465,806
	R.H. Donnelley Corp.:
325,000	Senior Discount Notes, 6.875% due 1/15/13	195,000
	Senior Notes:
135,000	8.875% due 1/15/16	81,675
5,000	8.875% due 10/15/17 (a)	3,000
180,000	Sun Media Corp., 7.625% due 2/15/13	175,050
	TL Acquisitions Inc.:
310,000	Senior Notes, 10.500% due 1/15/15 (a)	269,700
330,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	242,550
	Total Media	4,853,997
Multiline Retail — 1.4%
	Dollar General Corp.:
70,000	10.625% due 7/15/15	69,650
320,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	304,000
	Neiman Marcus Group Inc.:
40,000	7.125% due 6/1/28	35,600
710,000	Senior Subordinated Notes, 10.375% due 10/15/15	713,550
	Total Multiline Retail	1,122,800

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Specialty Retail — 1.0%
$85,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17	$68,850
	AutoNation Inc., Senior Notes:
40,000	4.713% due 4/15/13 (d)	34,000
55,000	7.000% due 4/15/14	49,225
295,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	242,637
100,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	104,000
	Michaels Stores Inc.:
195,000	Senior Notes, 10.000% due 11/1/14	169,894
150,000	Senior Subordinated Bonds, 11.375% due 11/1/16	120,000
	Total Specialty Retail	788,606
	TOTAL CONSUMER DISCRETIONARY	14,442,227
CONSUMER STAPLES — 1.2%
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
15,000	8.625% due 5/1/09	14,363
350,000	7.250% due 6/15/10	318,500
100,000	8.875% due 3/15/11	89,500
	Total Food Products	422,363
Household Products — 0.3%
210,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	206,850
Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
85,000	8.500% due 5/15/12	80,325
245,000	11.000% due 5/15/12	253,575
	Total Tobacco	333,900
	TOTAL CONSUMER STAPLES	963,113
ENERGY — 13.1%
Energy Equipment & Services — 1.7%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	268,913
195,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	195,731
220,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	225,500
110,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	110,275
510,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	572,071
	Total Energy Equipment & Services	1,372,490
Oil, Gas & Consumable Fuels — 11.4%
290,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	289,275
600,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	616,500
	Chesapeake Energy Corp., Senior Notes:
560,000	6.625% due 1/15/16	540,400
275,000	6.250% due 1/15/18	254,375
115,000	7.250% due 12/15/18	112,412
100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	100,250
1,000,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,006,784
	Enterprise Products Operating LP:
230,000	Junior Subordinated Notes, 8.375% due 8/1/66	230,267
85,000	Subordinated Notes, 7.034% due 1/15/68	74,435
495,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	488,812
85,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	84,150
330,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	337,425

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 11.4% (continued)
	Mariner Energy Inc., Senior Notes:
$165,000	7.500% due 4/15/13	$160,875
105,000	8.000% due 5/15/17	102,113
180,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	184,950
	OPTI Canada Inc., Senior Secured Notes:
85,000	7.875% due 12/15/14	84,363
85,000	8.250% due 12/15/14	85,000
180,000	Parallel Petroleum Corp., 10.250% due 8/1/14	181,350
	Petrohawk Energy Corp., Senior Notes:
180,000	9.125% due 7/15/13	185,400
70,000	7.875% due 6/1/15 (a)	68,688
	Petroplus Finance Ltd.:
110,000	6.750% due 5/1/14 (a)	100,100
200,000	Senior Note, 7.000% due 5/1/17 (a)	177,500
200,000	Quicksilver Resources Inc., 7.750% due 8/1/15	199,000
760,000	SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18 (a)	767,600
545,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	531,375
170,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	175,765
60,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	58,200
355,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	385,619
425,000	VeraSun Energy Corp., 9.375% due 6/1/17	221,000
240,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	232,800
230,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	226,837
	Williams Cos. Inc.:
	Notes:
320,000	7.875% due 9/1/21	340,800
210,000	8.750% due 3/15/32	239,400
275,000	Senior Notes, 7.625% due 7/15/19	290,125
	Total Oil, Gas & Consumable Fuels	9,133,945
	TOTAL ENERGY	10,506,435
FINANCIALS — 11.9%
Commercial Banks — 0.4%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	100,750
240,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	201,000
	Total Commercial Banks	301,750
Consumer Finance — 4.9%
330,000	AmeriCredit Corp., 8.500% due 7/1/15	265,650
	Ford Motor Credit Co.:
	Notes:
250,000	7.875% due 6/15/10	215,881
235,000	7.163% due 4/15/12 (d)	220,293
210,000	7.000% due 10/1/13	154,803
	Senior Notes:
216,000	8.026% due 6/15/11 (d)	175,880
425,000	5.460% due 1/13/12 (d)	302,310
1,120,000	12.000% due 5/15/15	986,312
	General Motors Acceptance Corp.:
1,005,000	Bonds, 8.000% due 11/1/31	655,124
620,000	Notes, 6.875% due 8/28/12	424,909
530,000	SLM Corp., 8.450% due 6/15/18	509,282
	Total Consumer Finance	3,910,444

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Diversified Financial Services — 4.0%
$275,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	$176,000
180,000	Capmark Financial Group Inc., 5.875% due 5/10/12	127,075
215,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	184,362
330,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (e)	314,114
400,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13 (a)	400,000
	Leucadia National Corp., Senior Notes:
210,000	8.125% due 9/15/15	212,100
80,000	7.125% due 3/15/17	76,800
	LVB Acquisition Merger:
160,000	Senior Notes, 10.375% due 10/15/17 (a)	170,400
135,000	Senior Subordinated Bonds, 11.625% due 10/15/17 (a)	143,775
	Residential Capital LLC:
393,000	8.500% due 5/15/10	332,085
624,000	9.625% due 5/15/15	305,760
	TNK-BP Finance SA:
200,000	7.875% due 3/13/18 (a)	193,750
100,000	Senior Notes, 7.875% due 3/13/18 (a)	96,750
500,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	497,500
	Total Diversified Financial Services	3,230,471
Insurance — 0.6%
520,000	American International Group Inc., 8.175% due 5/15/58 (a)(d)	490,684
Real Estate Investment Trusts (REITs) — 0.3%
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
65,000	6.500% due 6/1/16	62,400
195,000	6.750% due 4/1/17	188,175
	Total Real Estate Investment Trusts (REITs)	250,575
Real Estate Management & Development — 0.7%
225,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	131,625
	Realogy Corp.:
60,000	10.500% due 4/15/14	42,000
335,000	11.000% due 4/15/14 (b)	199,325
340,000	Senior Subordinated Notes, 12.375% due 4/15/15	168,300
	Total Real Estate Management & Development	541,250
Thrifts & Mortgage Finance — 1.0%
1,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (f)	785,000
	TOTAL FINANCIALS	9,510,174
HEALTH CARE — 6.3%
Health Care Equipment & Supplies — 0.3%
215,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	198,875
Health Care Providers & Services — 6.0%
370,000	CRC Health Corp., 10.750% due 2/1/16	305,250
	DaVita Inc.:
160,000	Senior Notes, 6.625% due 3/15/13	154,400
250,000	Senior Subordinated Notes, 7.250% due 3/15/15	244,375
	HCA Inc.:
375,000	Debentures, 7.500% due 11/15/95	276,669
	Notes:
200,000	6.375% due 1/15/15	167,000

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Health Care Providers & Services — 6.0% (continued)
$175,000	7.690% due 6/15/25	$143,984
255,000	Senior Notes, 6.500% due 2/15/16	213,563
	Senior Secured Notes:
295,000	9.250% due 11/15/16	304,588
535,000	9.625% due 11/15/16 (b)	552,387
450,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	456,750
	Tenet Healthcare Corp., Senior Notes:
405,000	6.375% due 12/1/11	389,812
750,000	7.375% due 2/1/13	708,750
	Universal Hospital Services Inc.:
100,000	6.303% due 6/1/15 (d)	94,000
335,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	336,675
614,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	488,130
	Total Health Care Providers & Services	4,836,333
Pharmaceuticals — 0.0%
870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(g)	19,575
	TOTAL HEALTH CARE	5,054,783
INDUSTRIALS — 13.6%
Aerospace & Defense — 2.2%
200,000	BE Aerospace Inc., 8.500% due 7/1/18	201,750
	DRS Technologies Inc., Senior Subordinated Notes:
45,000	6.625% due 2/1/16	45,900
240,000	7.625% due 2/1/18	255,000
	Hawker Beechcraft Acquisition Co.:
455,000	Senior Notes, 8.875% due 4/1/15	459,550
255,000	Senior Subordinated Notes, 9.750% due 4/1/17	256,275
	L-3 Communications Corp., Senior Subordinated Notes:
130,000	7.625% due 6/15/12	131,625
240,000	5.875% due 1/15/15	222,600
200,000	Moog Inc., 7.250% due 6/15/18 (a)	199,000
	Total Aerospace & Defense	1,771,700
Airlines — 2.3%
	Continental Airlines Inc., Pass-Through Certificates:
50,831	8.312% due 4/2/11	46,764
165,000	7.339% due 4/19/14	128,288
700,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	698,250
191,407	Delta Air Lines Inc., 8.954% due 8/10/14	143,555
	United Airlines Inc., Pass-Through Certificates:
185,000	6.831% due 9/1/08	197,488
397,660	7.811% due 10/1/09	451,344
167,472	8.030% due 7/1/11	190,918
	Total Airlines	1,856,607
Building Products — 1.6%
	Associated Materials Inc.:
850,000	Senior Discount Notes, step bond to yield 13.631% due 3/1/14	565,250
190,000	Senior Subordinated Notes, 9.750% due 4/15/12	189,050
	Nortek Inc.:
90,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	86,400
215,000	Senior Subordinated Notes, 8.500% due 9/1/14	138,675

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Building Products — 1.6% (continued)
$690,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.719% due 3/1/14	$317,400
	Total Building Products	1,296,775
Commercial Services & Supplies — 2.8%
520,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	449,800
125,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	109,375
735,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	735,000
300,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	316,500
410,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	344,400
	US Investigations Services Inc.:
240,000	11.750% due 5/1/16 (a)	207,600
40,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	37,000
	Total Commercial Services & Supplies	2,199,675
Construction & Engineering — 0.3%
240,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	237,000
Industrial Conglomerates — 0.3%
	Sequa Corp.:
140,000	11.750% due 12/1/15 (a)	125,300
140,000	13.500% due 12/1/15 (a)	129,500
	Total Industrial Conglomerates	254,800
Machinery — 0.3%
130,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	121,550
130,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	128,700
	Total Machinery	250,250
Road & Rail — 2.1%
395,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	412,775
985,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	901,275
	Kansas City Southern de Mexico, Senior Notes:
190,000	7.625% due 12/1/13	185,250
125,000	7.375% due 6/1/14	121,875
50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	50,750
	Total Road & Rail	1,671,925
Trading Companies & Distributors — 1.4%
205,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	181,425
470,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	413,600
675,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	509,625
	Total Trading Companies & Distributors	1,104,650
Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
415,000	10.426% due 5/15/15 (a)(d)	134,875
250,000	12.500% due 5/15/17 (a)	86,250
	Total Transportation Infrastructure	221,125
	TOTAL INDUSTRIALS	10,864,507
INFORMATION TECHNOLOGY — 2.6%
Electronic Equipment & Instruments — 0.5%
	NXP BV/NXP Funding LLC:
190,000	Senior Notes, 9.500% due 10/15/15	165,775
	Senior Secured Notes:

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Electronic Equipment & Instruments — 0.5% (continued)
$90,000	5.463% due 10/15/13 (d)	$79,538
125,000	7.875% due 10/15/14	115,625
	Total Electronic Equipment & Instruments	360,938
IT Services — 1.8%
240,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	218,400
	First Data Corp.:
500,000	5.625% due 11/1/11	292,500
440,000	9.875% due 9/24/15 (a)	383,350
575,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	580,750
	Total IT Services	1,475,000
Software — 0.3%
310,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	246,450
	TOTAL INFORMATION TECHNOLOGY	2,082,388
MATERIALS — 8.6%
Chemicals — 1.6%
	Georgia Gulf Corp., Senior Notes:
25,000	9.500% due 10/15/14	18,813
580,000	10.750% due 10/15/16	350,900
140,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	128,800
260,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	276,250
505,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	305,525
200,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	169,000
	Total Chemicals	1,249,288
Containers & Packaging — 0.9%
480,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	460,800
85,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	79,050
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(f)(g)	0
130,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	138,450
70,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	61,600
	Total Containers & Packaging	739,900
Metals & Mining — 3.0%
355,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	375,107
270,000	Metals USA Holdings Corp., 8.698% due 7/1/12 (b)(d)	249,750
395,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	412,775
40,000	Noranda Aluminium Acquisition Corp., 6.828% due 5/15/15 (b)(d)	34,700
230,000	Noranda Aluminium Holding Corp., 8.578% due 11/15/14 (b)(d)	189,750
410,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	389,500
710,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	708,225
20,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	18,550
	Total Metals & Mining	2,378,357
Paper & Forest Products — 3.1%
	Abitibi-Consolidated Co. of Canada:
631,000	15.500% due 7/15/10 (a)	498,490
375,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	397,500
	Appleton Papers Inc.:
25,000	Senior Notes, 8.125% due 6/15/11	23,750
475,000	Senior Subordinated Notes, 9.750% due 6/15/14	444,125
660,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12 (d)	666,600
201,352	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	195,311

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Paper & Forest Products — 3.1% (continued)
$290,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	$276,225
	Total Paper & Forest Products	2,502,001
	TOTAL MATERIALS	6,869,546
TELECOMMUNICATION SERVICES — 9.6%
Diversified Telecommunication Services — 6.1%
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	36,225
	Citizens Communications Co.:
65,000	Debentures, 7.050% due 10/1/46	45,825
380,000	Senior Notes, 7.875% due 1/15/27	334,400
	Hawaiian Telcom Communications Inc.:
100,000	Senior Notes, 9.750% due 5/1/13	40,500
230,000	Senior Subordinated Notes, 12.500% due 5/1/15	58,650
	Level 3 Financing Inc.:
330,000	6.704% due 2/15/15 (d)	277,200
315,000	Senior Notes, 9.250% due 11/1/14	288,225
390,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	384,150
	Qwest Communications International Inc., Senior Notes:
365,000	6.176% due 2/15/09 (d)	365,000
425,000	7.500% due 2/15/14	405,875
725,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	590,875
	Virgin Media Finance PLC, Senior Notes:
40,000	8.750% due 4/15/14	37,800
850,000	9.125% due 8/15/16	801,125
670,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	706,850
535,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	536,337
	Total Diversified Telecommunication Services	4,909,037
Wireless Telecommunication Services — 3.5%
230,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)	266,800
50,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	50,750
210,000	iPCS Inc., 4.998% due 5/1/13 (d)	190,050
135,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	130,613
165,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	168,712
	Sprint Capital Corp.:
900,000	Notes, 8.750% due 3/15/32	859,320
600,000	Senior Notes, 6.875% due 11/15/28	500,745
675,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	591,469
	Total Wireless Telecommunication Services	2,758,459
	TOTAL TELECOMMUNICATION SERVICES	7,667,496
UTILITIES — 10.3%
Electric Utilities — 1.3%
355,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	385,175
660,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	641,850
	Total Electric Utilities	1,027,025
Gas Utilities — 0.6%
555,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	527,250
Independent Power Producers & Energy Traders — 8.4%
101,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	95,985
	AES Corp., Senior Notes:
925,000	8.000% due 10/15/17	911,125

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 8.4% (continued)
$50,000	8.000% due 6/1/20 (a)	$48,500
	Dynegy Holdings Inc.:
370,000	Senior Debentures, 7.625% due 10/15/26	308,950
350,000	Senior Notes, 7.750% due 6/1/19	320,250
100,000	Dynegy Inc., 7.670% due 11/8/16	98,500
	Edison Mission Energy, Senior Notes:
290,000	7.750% due 6/15/16	290,000
250,000	7.200% due 5/15/19	234,375
330,000	7.625% due 5/15/27	297,825
2,610,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	2,616,525
214,345	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	247,032
255,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	254,044
	NRG Energy Inc., Senior Notes:
960,000	7.375% due 2/1/16	906,000
40,000	7.375% due 1/15/17	37,900
100,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	74,280
	Total Independent Power Producers & Energy Traders	6,741,291
	TOTAL UTILITIES	8,295,566
	TOTAL CORPORATE BONDS & NOTES (Cost — $83,558,896)	76,256,235
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,723,537	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(f)(g) (Cost - $1,821,910)	0
COLLATERALIZED SENIOR LOAN — 0.5%
Containers & Packaging — 0.5%
536,806	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (d) (Cost - $525,091)	389,184
CONVERTIBLE BONDS & NOTES — 0.7%
Diversified Financial Services — 0.4%
320,000	Countrywide Financial Corp., 0.000% due 4/15/37 (d)	310,000
Transportation — 0.3%
305,000	Horizon Lines Inc., 4.250% due 8/15/12	238,281
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $536,026)	548,281
SOVEREIGN BOND — 0.5%
Russia — 0.5%
377,281	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $377,281)	388,270

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors & Gifts Inc. (f)(g)*	1
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (f)(g)*	0

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Shares	Securitxy		Value
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870		McLeodUSA Inc., Class A Shares (f)(g)*	$0
		TOTAL COMMON STOCKS (Cost — $354,335)	1
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
290		Bank of America Corp., 7.250% due 12/31/49	256,650
5,500		Citigroup Inc., 6.500% due 12/31/49	239,250
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $565,949)	495,900
PREFERRED STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.6%
Automobiles — 0.6%
36,500		Ford Motor Co., 7.400%	438,000
900		Ford Motor Co., Series F, 7.550%	11,529
		Total Automobiles	449,529
Media — 0.0%
1		ION Media Networks Inc., Series B, 12.000% *	520
		TOTAL CONSUMER DISCRETIONARY	450,049
FINANCIALS — 0.6%
Diversified Financial Services — 0.4%
500		Preferred Plus, Trust Series FRD-1, 7.400%	6,160
25,000		Saturns, Series F 2003-5, 8.125%	360,250
		Total Diversified Financial Services	366,410
Thrifts & Mortgage Finance — 0.2%
6,125		Federal National Mortgage Association (FNMA), 8.250%	140,569
		TOTAL FINANCIALS	506,979
		TOTAL PREFERRED STOCKS (Cost — $1,266,803)	957,028

Warrants
WARRANTS — 0.0%
325		Cybernet Internet Services International Inc., Expires 7/1/09(a)(f)(g)*	0
400		Elyria Foundry Co. LLC, Expires 3/1/15(a)(f)(g)*	0
265		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(f)(g)*	0
335		Merrill Corp., Class B Shares, Expires 5/5/09(a)(f)(g)*	0
		TOTAL WARRANTS (Cost — $60,715)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $89,067,006)	79,034,899

Face Amount†
SHORT-TERM INVESTMENTS — 1.3%
Sovereign Bonds — 0.6%
		Egypt Treasury Bills:
1,375,000	EGP	Zero coupon bond to yield 7.217% due 11/4/08	248,780
1,450,000	EGP	Zero coupon bond to yield 7.231% due 11/11/08	262,751
		Total Sovereign Bonds (Cost — $503,258)	510,531

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2008

Face Amount†	Security	Value
Repurchase Agreement — 0.7%
529,000	Morgan Stanley tri-party repurchase agreement dated 06/30/08, 2.400% due 7/1/08; Proceeds at maturity - $529,035 (Fully collateralized by U.S. government agency obligation, 0.000% due 12/31/08; Market value - $542,905) (Cost - $529,000)	$529,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,032,258)*	1,039,531

	TOTAL INVESTMENTS — 100.0% (Cost — $90,099,264#)	$80,074,430

†	Face Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(g)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EGP - Egyptian Pound

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$ 80,074,430	$ 78,249,898	$ 1,824,531	$ 1

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of March 31, 2008	$1,564
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(1,563)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2008	$1

3. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,632,191
Gross unrealized depreciation	(11,657,025)
Net unrealized depreciation	$(10,024,834)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Zenix Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2008